Financial risks - Disclosure of detailed information about liquidity risk (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of Financial Risks [Line Items]
Revolving credit facility	$ 4,698
Lease liabilities	5,790
Financial liabilities	10,488
2026 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	1,375
Lease liabilities	1,548
Financial liabilities	2,923
2027 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	1,375
Lease liabilities	1,544
Financial liabilities	2,919
2028 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	1,375
Lease liabilities	1,388
Financial liabilities	2,763
2029 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	573
Lease liabilities	1,310
Financial liabilities	1,883
2030 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	0
Lease liabilities	0
Financial liabilities	$ 0